SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Net income for the period	$ 15,913	$ 5,617
Basic weighted average number of shares outstanding	166,536,039	140,863,392
Effect of dilutive share options, warrants, and RSUs ('000)	7,091,218	6,963,858
Diluted weighted average number of shares outstanding	173,627,257	147,827,215
Basic earnings per share	$ 0.10	$ 0.04
Diluted earnings per share	$ 0.09	$ 0.04